Common Shareholders' Equity - Narrative (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2009 shares	Dec. 31, 2017 shares	Dec. 31, 2018 director vote shares	Aug. 02, 2013 USD ($)
Series A Common Shares
Common shareholders' equity, other disclosures
Number of votes | vote			10
Number of directors entitled to elect shares | director			8
Common Shares
Common shareholders' equity, other disclosures
Number of votes | vote			1
Number of directors entitled to elect shares | director			4
Share repurchases
Repurchase authorization | $				$ 250,000,000
Common Shares | Share Conversion
Common shareholders' equity, other disclosures
Shares reserved (in shares)			7,288,000
Common Shares | Tax-Deferred Savings Plan
Common shareholders' equity, other disclosures
Shares reserved (in shares)			90,000
U S Cellular Common Shares | U.S. Cellular
Share repurchases
Repurchase authorization, additional number of shares per year (in shares)	1,300,000
Repurchase authorization, cumulative shares authorized (in shares)			5,901,000
U S Cellular Common Shares | U.S. Cellular | Maximum
Share repurchases
Repurchase authorization, additional number of shares per year (in shares)		1,300,000
U S Cellular Common Shares | U.S. Cellular | Minimum
Share repurchases
Repurchase authorization, additional number of shares per year (in shares)		0